Commitments - Summary of Future Minimum Lease Payables under Non-Cancellable Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
No later than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payables	¥ 1,271	¥ 300
Later than 1 year but no later than 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payables	38
Non-cancellable leases not recognized in the financial statements
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payables	¥ 1,309	¥ 300